Stockholders' equity (Summary of Warranty Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants Outstanding [Roll Forward]
Number of Warrants Outstanding, Beginning (in shares)	3,449,770	507,500
Number of Warrants Granted (in shares)	0	2,942,270
Number of Warrants Exercised (in shares)	0	0
Number of Warrants Expired (in shares)	(500,000)	0
Number of Warrants Outstanding, Ending (in shares)	2,949,770	3,449,770
Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value Outstanding, Beginning (usd per share)	$ 2.09	$ 3.24
Weighted Average Grant Date Fair Value Granted (usd per share)	0.00	1.89
Weighted Average Grant Date Fair Value Exercised (usd per share)	0.00	0.00
Weighted Average Grant Date Fair Value Expired (usd per share)	3.25	0.00
Weighted Average Grant Date Fair Value Outstanding, Ending (usd per share)	$ 1.89	$ 2.09